DEBT - Lines of Credit (Details) $ in Thousands			1 Months Ended			3 Months Ended		6 Months Ended	12 Months Ended
	Apr. 06, 2021 aircraft	Feb. 10, 2021 USD ($)	Jun. 30, 2021 USD ($)	Apr. 30, 2021 aircraft	Mar. 31, 2021 USD ($) aircraft	Mar. 31, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 USD ($) aircraft	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) aircraft	May 15, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
DEBT
Maximum borrowing capacity											$ 25,000		$ 20,000
Commitment fee on unused facility (as a percent)										0.50%
Number of aircrafts previously under operating leases | aircraft				1	5			6		2
Minimum
DEBT
Maximum borrowing capacity											20,000
Maximum
DEBT
Maximum borrowing capacity											$ 25,000
Prior revolving credit agreement
DEBT
Maximum borrowing capacity		$ 25,000
Credit Facilities
DEBT
Term of debt		5 years
Minimum liquidity required to be maintained		$ 30,000						$ 30,000
Credit Facilities | Minimum
DEBT
Minimum EBITDAR required to be maintained								$ 62,100		$ 62,100
Credit Facilities | Maximum
DEBT
Minimum EBITDAR required to be maintained										87,700
Credit Facilities | Subsequent Event | Minimum
DEBT
Minimum EBITDAR required to be maintained						$ 87,700			$ 78,100
Credit Facilities | Base rate | Minimum
DEBT
Margin (as a percent)		4.00%
Credit Facilities | Base rate | Maximum
DEBT
Margin (as a percent)		5.00%
Revolving Credit Facility
DEBT
Maximum borrowing capacity		$ 25,000
Commitment fee on unused facility (as a percent)		0.50%
Balance amount of payment										$ 0		$ 0
Delayed Draw Term Loan Facility
DEBT
Maximum borrowing capacity		$ 90,000
Amount of draw							$ 80,500
Number of aircrafts previously under operating leases | aircraft								6
Principal payment on debt			$ 1,006
Balance amount of payment			$ 79,494				$ 79,494	$ 79,494
Debt instrument fixed interest rate		6.00%
Delayed Draw Term Loan Facility | Subsequent Event
DEBT
Number of aircrafts previously under operating leases | aircraft	5				5
Balance amount of payment					$ 68,000